Revenue (Tables)	9 Months Ended
Sep. 30, 2025
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue
Revenue disaggregated by customer concentration is as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2025	September 30, 2024	September 30, 2025	September 30, 2024
	(in thousands)
Clients 1-5	$503,342	$502,589	$1,505,383	$1,557,636
Clients 6-10	308,805	321,939	883,897	961,059
Clients 11-25	549,378	453,206	1,555,894	1,335,324
Other	681,287	752,296	2,116,327	2,386,556
Total	$2,042,812	$2,030,030	$6,061,501	$6,240,575